Loss Per Share	12 Months Ended
Dec. 31, 2017
Loss Per Share [Abstract]
LOSS PER SHARE
20.	LOSS PER SHARE

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$
Numerator:
Net income (loss)	795	2,596	(12,359)
Less: net (loss) income attributable to noncontrolling interests	(1,316)	(632)	210
Net income (loss) attributable to Borqs Technologies, Inc.	2,111	3,228	(12,569)
Accretion to redemption value of Convertible Redeemable Preferred Shares	(2,417)	(976)	(6,956)
Allocation to holders of Convertible Redeemable Preferred Shares	-	(2,252)	-
Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(306)	-	(19,525)

Denominator:
Weighted-average number of ordinary shares outstanding—basic	4,224,090	4,224,725	12,842,671
Weighted-average number of ordinary shares outstanding—diluted	4,224,090	4,224,725	12,842,671

Loss per share—Basic:	(0.07)	0.00	(1.52)
Loss per share—Diluted:	(0.07)	0.00	(1.52)

For the year ended December 31, 2017, share options and Replacement Warrants to purchase ordinary shares, Unit Purchase Option, public warrants and private warrants were anti-dilutive and excluded from the calculation of diluted net loss per share.